Label	Element	Value
Davidson Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Davidson Multi-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Davidson Multi-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 10 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 40 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 27, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	if you redeem your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	if you do not redeem your shares at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.  The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds (“ETFs”)).  The Fund may invest up to 25% of its net assets in foreign securities.  The Fund may invest up to 20% of its net assets in put and call options and 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news.  Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•
ETF and Mutual Fund Risk.  When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign and Emerging Market Securities Risk.  Foreign securities are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  These risks are enhanced in emerging markets.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Fund may be appropriate for investors who:

•	Have a long-term investment horizon;

•	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

•	Can accept the greater risks of investing in a portfolio with equity holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund’s Class A shares from year to year.  The table shows how the Fund’s Class A, Class C and Class I shares average annual returns for the one year, five year (for Class A and Class C) and since inception periods compare with those of a broad measure of market performance.  Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A – Annual Returns as of December 31*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The Fund’s year-to-date return as of September 30, 2016 was 9.16%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C and Class I shares will vary to the extent they have different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C and Class I shares will vary to the extent they have different expenses.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015)
Davidson Multi-Cap Equity Fund | Russell 3000® Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Davidson Multi-Cap Equity Fund | Russell 3000® Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
Davidson Multi-Cap Equity Fund | Russell 3000® Index Class I Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index Class I Comparison (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2013
Davidson Multi-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 611
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,016
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	611
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,016
Annual Return 2009	rr_AnnualReturn2009	28.60%
Annual Return 2010	rr_AnnualReturn2010	18.46%
Annual Return 2011	rr_AnnualReturn2011	(0.63%)
Annual Return 2012	rr_AnnualReturn2012	17.50%
Annual Return 2013	rr_AnnualReturn2013	33.30%
Annual Return 2014	rr_AnnualReturn2014	10.63%
Annual Return 2015	rr_AnnualReturn2015	(1.91%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Davidson Multi-Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,406
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
Davidson Multi-Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,312
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	582
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,312
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2013

[1]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Fund's Class A shares, 1.90% of average daily net assets of the Fund's Class C shares and 0.90% of average daily net assets of the Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.